CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Main non-cash operating transactions (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Main non-cash operating transactions:
PP&E and intangible assets acquisition financed with accounts payable	$ 19,652	$ 20,922	$ 18,906
Dividends payment with investments not considered as cash and cash equivalents	25,713
Accounts payable payment with CDB loan proceeds	249
Other receivables offset with income tax liabilities	26
Trade receivables offset with government bonds	$ 468